Consolidated Statement Of Financial Position - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 1,740	$ 6,201
Receivables		1,517	1,578
Inventories	[1]	616	678
Other financial assets		209	677
Assets held for sale		826
Tax receivable		118	73
Other assets		92	83
Total current assets		5,118	9,290
Non-current assets
Receivables		839	845
Inventories	[1]	120	65
Other financial assets		120	120
Exploration and evaluation assets		668	807
Oil and gas properties		40,791	39,919
Deferred tax assets		1,717	1,959
Lease assets		1,230	1,264
Investments accounted for using the equity method		249	265
Goodwill		3,995	4,614
Other assets	[1]	514	173
Total non-current assets		50,243	50,031
Total assets		55,361	59,321
Current liabilities
Payables		1,724	2,094
Interest-bearing liabilities		0	260
Other financial liabilities		67	654
Liabilities directly associated with assets held for sale		94
Provisions		1,506	1,219
Tax payable		1,108	1,854
Lease liabilities		298	324
Other liabilities		185	203
Total current liabilities		4,982	6,608
Non-current liabilities
Interest-bearing liabilities		4,883	4,878
Deferred tax liabilities		1,627	2,457
Other financial liabilities		42	67
Provisions		6,451	5,960
Tax payable		40	36
Lease liabilities		1,317	1,310
Other liabilities		849	878
Total non-current liabilities		15,209	15,586
Total liabilities		20,191	22,194
Net assets		35,170	37,127
Equity
Issued and fully paid shares		29,001	29,001
Shares reserved for employee share plans		(49)	(38)
Other reserves		5,261	4,031
Retained earnings		186	3,342
Equity attributable to equity holders of the parent		34,399	36,336
Non-controlling interest		771	791
Total equity		$ 35,170	$ 37,127

[1]	Inventories include carbon credits which were previously presented within other assets (non-current). The 2022 amounts have been reclassified to be presented on the same basis.